Restatement Related Charges - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Costs incurred associated with restatement of financial statements and pending SEC investigation			$ 6,200	$ 30,100
Cash recovered from Archrock	$ 2,800	$ 11,200	2,801	11,207
Spin-off
Restructuring Cost and Reserve [Line Items]
Cash recovered from Archrock			$ 2,800	$ 11,200